CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 9. CONVERTIBLE PREFERRED STOCK

Legacy Nuburu Preferred Stock Financing

In multiple closings in December 2021 and January 2022, Legacy Nuburu sold an aggregate of 1,166,372 shares of Legacy Nuburu Series C Preferred Stock, at a purchase price of $5.00 per share, for an aggregate purchase price of approximately $5.8 million.

Series A Preferred Stock

Ranking

The Company’s Preferred Stock ranks senior to the Company’s Common Stock with respect to rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Dividends

Holders of the Company’s Preferred Stock participate, on an as-converted basis (without regard to any conversion limitations) in all dividends paid to the holders of the Company’s Common Stock.

Conversion Rights

The Preferred Stock is convertible at any time into Common Stock at a conversion rate equal to $0.25 (subject to equitable adjustment in the event of a stock split, stock consolidation, subdivision or certain other events of a similar nature that increase or decrease the number of shares of Preferred Stock outstanding (the “Original Issuance Price”)) divided by the lesser of (i) $11.50 and (ii) the greater of (x) 115% of the lowest volume-weighted average price per share of the Company’s Common Stock as displayed under the heading Bloomberg VWAP (the “VWAP”) for any consecutive ninety-trading day period prior to the calculation of such VWAP and (y) $5.00, in each case subject to adjustment as set forth in the Certificate of Designations (the “Conversion Price”).

Any conversion will be settled only in shares of Common Stock; provided, that, upon any conversion that would result in the holders beneficially owning greater than 9.99% of the Company’s voting stock outstanding as of the conversion date or any individual holder beneficially owning Common Stock in excess of the maximum number of shares of Common Stock that could be issued to the holder without triggering a change of control under the applicable stock exchange listing rules, the excess, if any, of the conversion consideration otherwise payable upon such conversion shall be paid in cash, based on an amount per share of Common Stock equal to the last reported price per share of the Common Stock on the trading day immediately preceding the conversion date.

Mandatory Conversion

If the VWAP is greater than 200% of the Conversion Price for any 20 trading days in a 30-day trading day period, the Company may elect to convert all, but not less than all, of the Preferred Stock then outstanding into the Company’s Common Stock at a conversion rate with respect to each share of Preferred Stock equal to the Original Issuance Price as of the date of such conversion divided by the then applicable Conversion Price.

Voting Rights

The holders of Preferred Stock are not entitled to vote at or receive notice of any meeting of stockholders, except the holders of Preferred Stock are entitled to certain consent rights on matters related to (i) the creation or authorization of the creation of any equity or debt securities of the Company that rank senior or equal to certain rights of the Preferred Stock and (ii) the authorization of any adverse change to the powers, preferences, or special rights of the Preferred Stock set forth in the Company’s Certificate of Incorporation or Bylaws, and shall have voting rights as required by law.

Redemption

On the second anniversary of the Closing Date, or January 31, 2025 (the “Test Date”), the Company is obligated to redeem the maximum portion of the Preferred Stock permitted by law in cash at an amount equal to the Original Issuance Price as of such date if the Conversion Price exceeds the VWAP. If, on the Test Date, the Conversion Price is equal to or less than the VWAP, the Company must convert all shares of Preferred Stock then outstanding into shares of the Company’s Common Stock at the then applicable Conversion Price. Notwithstanding the foregoing, the Company shall not be required to redeem any shares of Preferred Stock to the extent the Company does not have legally available funds to effect such redemption. The mandatory redemption and conversion provisions described herein are further subject to certain limitations detailed in the Certificate of Designations. As a result of such redemption feature, the Company recorded the Preferred Stock at its redemption value and classified the Preferred Stock as mezzanine equity on the consolidated balance sheet through January 31, 2025. As the Conversion Price of the Preferred Stock exceeded the VWAP on the January 31, 2025 Test Date, the Company was obligated to redeem the Preferred Stock beginning at that time and, as such, reclassified such Preferred Stock from mezzanine equity to a long-term liability on January 31, 2025.

Series A Preferred Stock Issuances

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024 and 2023, there were 2,388,905 shares of preferred stock issued and outstanding, respectively.

Upon the Closing of the Business Combination, all 23,237,703 shares of issued and outstanding convertible preferred stock were cancelled and converted into 580,943 shares of Legacy Nuburu common stock based upon the conversion rate as calculated pursuant to Legacy Nuburu's Certificate of Incorporation, multiplied by the Exchange Ratios at the Effective Time.

Additionally, upon the Closing of the Business Combination, the cancellation and conversion of all Legacy Nuburu Convertible Notes into shares of Legacy Nuburu common stock in accordance with its terms as of immediately prior to the Effective Time resulted in the issuance of 2,642,239 shares which were then outstanding as Legacy Nuburu common stock as of immediately prior to the Effective Time and subsequently converted into 34,045 shares of Nuburu Common Stock and 1,361,787 shares of Nuburu Series A preferred stock at the Effective Time.

As of the Closing, each Legacy Nuburu stockholder waived its right to participate in the Preferred Stock Issuance (for clarity, excluding any shares received as a result of the conversion of any Legacy Nuburu Convertible Notes prior to the Closing, which were entitled to participate in the Preferred Stock Issuance). Legacy Nuburu stockholders were entitled to receive approximately 99% of the Common Stock issued as merger consideration pursuant to the Business Combination Agreement agreed to waive such right by entering into the Stockholder Support Agreement (for clarity, excluding any shares received as a result of the conversion of any Legacy Nuburu Convertible Notes). Those Legacy Nuburu stockholders who did not waive their right to participate resulted in the issuance of 15,478 shares of Nuburu Series A preferred stock at the Effective Time.

Each Tailwind stockholder who did not redeem their shares received a share of Nuburu Series A preferred stock. This resulted in the issuance of 316,188 shares of Nuburu Series A preferred stock to those non-redeeming stockholders.

Tailwind and the Tailwind Sponsor entered into the Sponsor Support and Forfeiture Agreement. In connection with the Business Combination, the 8,355,393 Founder Shares were forfeited other than 28,750 shares of Common Stock (of which, 3,750 shares were transferred to Nautilus Maser Fund, L.P. and 1,250 shares were transferred to Cohen & Company Capital Markets at Closing) and 650,000 shares of Series A preferred stock.

Wilson Sonsini Goodrich & Rosati, Professional Corporation (“WSGR”) was engaged by Legacy Nuburu to act as its counsel for the Business Combination. As partial compensation for the services provided by WSGR to Legacy Nuburu in connection with the Business Combination, the Company agreed to issue to WSGR 4,887 shares of Common Stock and 195,452 shares of Preferred Stock pursuant to the terms of the Stock Purchase Agreement entered into by and between the Company and WSGR on March 10, 2023. The foregoing issuance was made in a transaction not involving a public offering pursuant to an exemption from the registration requirements of the Securities Act in reliance upon Section 4(a)(2) of the Securities Act or Regulation D promulgated under the Securities Act.

Legacy Nuburu entered into an engagement letter with Anzu Partners on August 30, 2022 pursuant to which Legacy Nuburu, in recognition of past Services, (i) agreed to pay $500,000 to Anzu Partners upon the closing of the Business Combination and (ii) issued a warrant with a strike price of $0.01 per share to Anzu Partners for 500,000 shares of Preferred Stock (the “Anzu Partners Warrant”). This warrant was exercised by Anzu Partners in connection with the Closing and the $500,000 payment was made during the year ended December 31, 2023.

Conversions

In November 2023, a holder of Series A Preferred Stock converted 650,000 shares of Series A Preferred Stock to 32,500 shares of Common Stock under the terms described under "Conversion Rights" above.